Average Annual Total Returns		12 Months Ended	60 Months Ended	88 Months Ended	120 Months Ended	129 Months Ended
	Apr. 21, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CapForce IBD 50 ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		23.53%	(2.07%)		5.26%	3.72%
Performance Inception Date	Apr. 08, 2015
CapForce IBD 50 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		22.89%	(2.46%)		5.04%	3.53%
CapForce IBD 50 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.96%	(1.72%)		4.11%	2.86%
CapForce IBD Breakout Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(6.83%)	3.65%	5.79%
Performance Inception Date	Sep. 12, 2018
CapForce IBD Breakout Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(6.95%)	3.37%	5.59%
CapForce IBD Breakout Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(4.04%)	2.71%	7.15%
IBD® 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	IBD® 50 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		24.06%	(1.38%)		[1],[2]	[1],[2]
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.37%	14.82%	13.71%
IBD® Breakout Stocks Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	IBD® Breakout Stocks Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		(5.68%)	5.00%	7.15%

[1]	On November 20, 2017, the Predecessor Fund began tracking the IBD® 50 Index. Because the IBD® 50 Index had an inception date of October 27, 2017, performance information is not included above.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for the entire period.